As filed with the Securities and Exchange Commission on January 11, 2013

1933 Act File No. 333-183592

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐ PRE-EFFECTIVE AMENDMENT NO.	☒ POST-EFFECTIVE AMENDMENT NO. 1

MFS® VARIABLE INSURANCE TRUST

(Exact Name of Registrant as Specified in Charter)

111 Huntington Ave, Boston, Massachusetts 02199

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: 617-954-5000

Susan S. Newton, Massachusetts Financial Services Company,

111 Huntington Ave, Boston, Massachusetts 02199

(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE IMMEDIATELY UPON

FILING PURUSANT TO RULE 485(b).

Title of Securities Being Registered: Initial Class and Service Class shares of beneficial interest in the series of the Registrant designated MFS Growth Series, MFS Mid Cap Growth Series, MFS New Discovery Series, MFS Research Bond Series, MFS Research Series, and MFS Value Series, each a series of MFS Variable Insurance Trust.

NO FILING FEE IS REQUIRED BECAUSE AN INDEFINITE NUMBER OF SHARES HAVE PREVIOUSLY BEEN REGISTERED PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. PURSUANT TO RULE 429, THIS REGISTRATION STATEMENT RELATES TO SHARES PREVIOUSLY REGISTERED ON FORM N-1A (FILE NO. 33-74668)

This amendment to the Registration Statement on Form N-14 of MFS Variable Insurance Trust on behalf of its series, MFS Growth Series, MFS Mid Cap Growth Series, MFS New Discovery Series, MFS Research Bond Series, MFS Research Series, and MFS Value Series, filed with the Securities and Exchange Commission on August 28, 2012 (Accession No. 0001193125-12-371768; 1933 Act Registration No. 333-183592) (the “Registration Statement”), is being filed to add Exhibits 4 and 12 to the Registration Statement. No other information contained in the Registration Statement, which is incorporated herein by reference in its entirety, is amended, deleted or superseded hereby.

PART C

OTHER INFORMATION

Item 16.	Exhibits:

4	Agreement and Plan of Reorganization; filed herewith.

12	Opinion of Ropes & Gray LLP as to tax matters, dated December 7, 2012; filed herewith.

NOTICE

A copy of the Amended and Restated Declaration of Trust, as amended, is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this Registration Statement has been executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually, and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders of the Registrant individually, but are binding only upon the assets and property of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 11th day of January 2013.

MFS VARIABLE INSURANCE TRUST

By:	JOHN M. CORCORAN*
Name:	John M. Corcoran
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-14 has been signed below by the following persons in the capacities indicated on January 11, 2013.

SIGNATURE	TITLE

JOHN M. CORCORAN*	President (Principal Executive Officer)
John M. Corcoran

DAVID L. DILORENZO*	Principal Financial and Accounting Officer
David L. DiLorenzo

ROBERT E. BUTLER*	Trustee
Robert E. Butler

MAUREEN R. GOLDFARB*	Trustee
Maureen R. Goldfarb

DAVID H. GUNNING*	Trustee
David H. Gunning

WILLIAM R. GUTOW*	Trustee
William R. Gutow

MICHAEL HEGARTY*	Trustee
Michael Hegarty

JOHN P. KAVANAUGH*	Trustee
John P. Kavanaugh

ROBERT J. MANNING*	Trustee
Robert J. Manning

J. DALE SHERRATT*	Trustee
J. Dale Sherratt

LAURIE J. THOMSEN*	Trustee
Laurie J. Thomsen

ROBERT W. UEK*	Trustee
Robert W. Uek

*By:	SUSAN S. NEWTON
Name:	Susan S. Newton as Attorney-in-fact

Executed by Susan S. Newton on behalf of those indicated pursuant to a Power of Attorney, dated August 15, 2012 (Trustees) and a Power of Attorney, dated August 15, 2012 (Corcoran) (DiLorenzo); filed with the SEC via EDGAR on August 28, 2012 .

INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

4	Agreement and Plan of Reorganization.

12	Opinion of Ropes & Gray LLP as to tax matters.